Restatement (Tables)	12 Months Ended
Dec. 31, 2020
Jaws Acquisition Corp [Member]
Restatement of balance sheet and statement of operations and stockholders' equity
The following presents a reconciliation of the balance sheets and statement of operations from the prior periods as previously reported to the restated amounts as of June 30, 2020, September 30, 2020, and December 31, 2020, for the three and six months ended June 30, 2020, three and nine months ended September 30, 2020 and year ended December 31, 2020. The statement of shareholders’ equity for the year ended December 31, 2020 has been restated for the restatement impact to net income (loss) and ordinary shares subject to possible redemption:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2020
Warrant liability	$—	$67,066,666	$67,066,666
Ordinary shares subject to possible redemption	663,043,930	(67,066,666)	595,977,264
Class A ordinary shares	270	671	941
Accumulated deficit	(32,470)	(2,536,382)	(2,568,852)
Additional paid-in capital	5,030,481	2,535,711	7,566,192
Balance sheet as of September 30, 2020
Warrant liability	$—	$71,511,999	$71,511,999
Ordinary shares subject to possible redemption	662,944,994	(71,511,999)	591,432,995
Class A ordinary shares	271	715	986
Accumulated deficit	(131,406)	(6,981,715)	(7,113,121)
Additional paid-in capital	5,129,416	6,981,000	12,110,416
Balance sheet as of December 31, 2020
Warrant liability	$—	$90,539,999	$90,539,999
Ordinary shares subject to possible redemption	660,201,140	(90,539,999)	569,661,141
Class A ordinary shares	298	905	1,203
Accumulated deficit	(2,875,265)	(26,009,715)	(28,884,980)
Additional paid-in capital	7,873,243	26,008,810	33,882,053
Three months ended June 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Net loss	(23,769)	(2,536,382)	(2,560,151)
Basic and diluted net loss per share, Class B	(0.00)	(0.15)	(0.15)
Six months ended June 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Net loss	(27,182)	(2,536,382)	(2,563,564)
Basic and diluted net loss per share, Class B	(0.00)	(0.15)	(0.15)
Three months ended September 30, 2020
Change in fair value of warrant liability	$—	$(4,445,333)	$(4,445,333)
Net loss	(98,936)	(4,445,333)	(4,544,269)
Basic and diluted net loss per share, Class B	(0.01)	(0.26)	(0.27)

	As Previously Reported	Adjustments	As Restated
Nine months ended September 30, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Change in fair value of warrant liability	—	(4,445,333)	(4,445,333)
Net loss	(126,118)	(6,981,715)	(7,107,833)
Basic and diluted net loss per share, Class B	(0.02)	(0.40)	(0.42)
Year ended December 31, 2020
Transaction costs	$—	$(2,536,382)	$(2,536,382)
Change in fair value of warrant liability	—	(23,473,333)	(23,473,333)
Net loss	(2,869,977)	(26,009,715)	(28,879,692)
Basic and diluted net loss per share, Class B	(0.18)	(1.51)	(1.69)